Properties (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Properties including capital leases
Cost	$ 51,078	$ 46,869
Accumulated Depreciation	13,305	12,680
Net	37,773	34,189
Capital leases included in properties
Cost	525	647
Accumulated depreciation	107	120
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 418	527
Track and Roadway [Member]
Properties including capital leases
Depreciation rate (in hundredths)	2.00%
Cost	$ 38,352	35,268
Accumulated Depreciation	8,276	7,924
Net	30,076	27,344
Capital leases included in properties
Cost	406	415
Accumulated depreciation	80	75
Capital Leases, Balance Sheet, Assets by Major Class, Net	326	340
Land [Member]
Properties including capital leases
Net	2,455	2,314
Right-of-Way Access [Member]
Properties including capital leases
Net	$ 107	108
Rolling stock [Member]
Properties including capital leases
Depreciation rate (in hundredths)	5.00%
Cost	$ 6,883	6,378
Accumulated Depreciation	2,842	2,629
Net	4,041	3,749
Capital leases included in properties
Cost	0	5
Accumulated depreciation	0	0
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 0	5
Buildings [Member]
Properties including capital leases
Depreciation rate (in hundredths)	2.00%
Cost	$ 1,924	1,864
Accumulated Depreciation	668	678
Net	1,256	1,186
Capital leases included in properties
Cost	27	109
Accumulated depreciation	9	30
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 18	79
Information Technology [Member]
Properties including capital leases
Depreciation rate (in hundredths)	9.00%
Cost	$ 1,795	1,408
Accumulated Depreciation	686	644
Net	1,109	764
Software Development [Member]
Properties including capital leases
Cost	$ 283	168
Other [Member]
Properties including capital leases
Depreciation rate (in hundredths)	5.00%
Cost	$ 2,124	1,951
Accumulated Depreciation	833	805
Net	1,291	1,146
Capital leases included in properties
Cost	92	118
Accumulated depreciation	18	15
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 74	$ 103